Cash and Cash Equivalents (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 158,037	$ 61,283
Short-term deposits and highly liquid funds	29,794	196,585
Total cash and cash equivalents	$ 187,831	$ 257,868	$ 171,096	$ 207,410